COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares	Value

COMMON STOCK	58.8%
AGRIBUSINESS	5.2%
AGRICULTURAL PRODUCTS	0.4%
Bunge Global SA		29,117	$2,813,867
Darling Ingredients, Inc.(a)		33,192	1,233,415

			4,047,282

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.5%
AGCO Corp.		48,771	4,772,730

FERTILIZERS & AGRICULTURAL CHEMICALS	1.9%
CF Industries Holdings, Inc.		38,773	3,326,723
Corteva, Inc.		128,666	7,564,274
FMC Corp.		15,435	1,017,784
Mosaic Co.		161,868	4,334,825
Nutrien Ltd. (Canada)		51,467	2,473,504

			18,717,110

PACKAGED FOODS & MEATS	2.4%
Bakkafrost P (Denmark)		67,999	3,914,488
BRF SA (Brazil)(a)		212,140	920,960
Hormel Foods Corp.		46,089	1,461,021
Lamb Weston Holdings, Inc.		11,334	733,763
Maple Leaf Foods, Inc. (Canada)		182,391	2,987,142
Nisshin Seifun Group, Inc. (Japan)		62,900	795,851
Salmar ASA (Norway)		84,453	4,429,542
SunOpta, Inc. (Canada)(a)		106,724	680,899
Tyson Foods, Inc., Class A		60,064	3,577,412
WH Group Ltd. (Hong Kong)(b)		5,357,000	4,244,888

			23,745,966

TOTAL AGRIBUSINESS			51,283,088

AIRPORTS	0.5%
Aena SME SA (Spain)(b)		5,556	1,222,089
Auckland International Airport Ltd. (New Zealand)		100,806	478,394
Fraport AG Frankfurt Airport Services Worldwide (Germany)(a)		17,188	957,597
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		76,238	2,154,372

			4,812,452

CAPITAL GOODS—CONSTRUCTION & ENGINEERING	0.1%
Quanta Services, Inc.		2,556	762,071

COMMUNICATIONS—TOWER	4.0%
American Tower Corp.		61,296	14,254,998
Cellnex Telecom SA (Spain)(b)		178,831	7,251,960
Crown Castle, Inc.		118,119	14,012,457
SBA Communications Corp., Class A		13,104	3,154,133
SES SA (Luxembourg)		179,129	896,889

			39,570,437

ELECTRIC	5.7%
Alliant Energy Corp.		22,217	1,348,350
Ameren Corp.		12,843	1,123,249

		Shares	Value

CenterPoint Energy, Inc.		74,503	$2,191,878
Cia Paranaense de Energia—Copel (Brazil)		515,291	869,270
CLP Holdings Ltd. (Hong Kong)		119,500	1,058,365
Consolidated Edison, Inc.		18,129	1,887,773
Duke Energy Corp.		12,306	1,418,882
E.ON SE (Germany)		174,435	2,593,170
Edison International		55,592	4,841,507
Evergy, Inc.		46,179	2,863,560
Eversource Energy		56,139	3,820,259
Exelon Corp.		157,092	6,370,081
National Grid PLC (United Kingdom)		915,339	12,604,756
NextEra Energy, Inc.		11,350	959,415
PG&E Corp.		357,215	7,062,140
PPL Corp.		73,220	2,422,118
Public Service Enterprise Group, Inc.		12,328	1,099,781
Tenaga Nasional Bhd. (Malaysia)		225,800	790,724

			55,325,278

ENERGY	5.5%
COAL & CONSUMABLE FUELS	0.2%
Cameco Corp. (Canada)		40,661	1,941,969

INTEGRATED OIL & GAS	2.7%
BP PLC (United Kingdom)		244,800	1,281,977
Chevron Corp.		13,050	1,921,874
Eni SpA (Italy)		188,011	2,863,428
Equinor ASA (Norway)		40,993	1,035,998
Exxon Mobil Corp.(c)		37,134	4,352,847
Petroleo Brasileiro SA, ADR (Brazil)		77,616	1,118,447
Shell PLC		244,293	7,920,234
Suncor Energy, Inc. (Canada)		27,484	1,014,456
TotalEnergies SE (France)		80,972	5,272,835

			26,782,096

OIL & GAS DRILLING	0.1%
Seadrill Ltd. (Norway)(a)		17,584	698,788

OIL & GAS EQUIPMENT & SERVICES	0.1%
TechnipFMC PLC (United Kingdom)		36,879	967,336

OIL & GAS EXPLORATION & PRODUCTION	1.7%
Antero Resources Corp.(a)		28,523	817,184
BKV Corp. (Thailand)(a)		91,423	1,672,127
Canadian Natural Resources Ltd. (Canada)		128,768	4,275,922
ConocoPhillips		27,881	2,935,312
Devon Energy Corp.		18,004	704,316
EQT Corp.		45,386	1,662,943
Hess Corp.		18,634	2,530,497
Landbridge Co. LLC, Class A(a)		14,691	574,712
Tourmaline Oil Corp. (Canada)		27,107	1,258,894

			16,431,907

		Shares	Value

OIL & GAS REFINING & MARKETING	0.7%
Phillips 66		8,655	$1,137,700
Reliance Industries Ltd., GDR (India)(b)		79,186	5,511,346

			6,649,046

TOTAL ENERGY			53,471,142

ENVIRONMENTAL SERVICES	0.1%
Cleanaway Waste Management Ltd. (Australia)		754,874	1,534,334

GAS DISTRIBUTION	1.8%
Atmos Energy Corp.		33,699	4,674,388
ENN Energy Holdings Ltd., (H Shares) (China)		327,157	2,527,162
Italgas SpA (Italy)		96,591	583,835
Naturgy Energy Group SA (Spain)		37,752	975,788
NiSource, Inc.		92,917	3,219,574
Sempra		22,785	1,905,510
Snam SpA (Italy)		296,905	1,510,714
Tokyo Gas Co. Ltd. (Japan)		84,200	1,954,951

			17,351,922

INDUSTRIALS—CAPITAL GOODS	0.1%
GEA Group AG (Germany)		26,835	1,313,145

MARINE PORTS	0.5%
International Container Terminal Services, Inc. (Philippines)		234,420	1,690,041
Koninklijke Vopak NV (Netherlands)		32,208	1,494,325
Santos Brasil Participacoes SA (Brazil)		701,714	1,901,224

			5,085,590

METALS & MINING	4.7%
DIVERSIFIED METALS & MINING	2.5%
Anglo American PLC (South Africa)		151,893	4,932,652
BHP Group Ltd. (Australia)		172,159	5,470,258
Freeport-McMoRan, Inc.		100,571	5,020,504
Glencore PLC (Australia)(a)		1,080,719	6,179,698
Ivanhoe Electric, Inc.(a)		171,207	1,448,411
Teck Resources Ltd., Class B (Canada)		34,218	1,787,548

			24,839,071

GOLD	1.3%
Agnico Eagle Mines Ltd. (Canada)		43,009	3,464,698
Franco-Nevada Corp. (Canada)		25,061	3,112,682
Newmont Corp.		113,295	6,055,618

			12,632,998

STEEL	0.9%
Cleveland-Cliffs, Inc.(a)		111,036	1,417,930
Nippon Steel Corp. (Japan)		26,219	583,394
Nucor Corp.		15,378	2,311,929
U.S. Steel Corp.		30,829	1,089,189
Vale SA, ADR (Brazil)		270,098	3,154,745

			8,557,187

TOTAL METALS & MINING			46,029,256

		Shares	Value

MIDSTREAM	5.9%
Cheniere Energy, Inc.		27,972	$5,030,485
DT Midstream, Inc.		9,250	727,605
Enbridge, Inc. (Canada)		218,049	8,857,712
Kinetik Holdings, Inc.		26,255	1,188,301
ONEOK, Inc.		13,949	1,271,172
Pembina Pipeline Corp. (Canada)		185,755	7,657,097
Targa Resources Corp.		46,471	6,878,173
TC Energy Corp. (Canada)		315,657	15,005,056
Williams Cos., Inc.		240,281	10,968,828

			57,584,429

RAILWAYS	0.2%
Aurizon Holdings Ltd. (Australia)		385,949	941,896
East Japan Railway Co. (Japan)		48,500	961,226

			1,903,122

REAL ESTATE	23.4%
DATA CENTERS	2.4%
Digital Core REIT Management Pte. Ltd. (Singapore)		2,738,900	1,684,424
Digital Realty Trust, Inc.		83,441	13,503,257
Equinix, Inc.		9,167	8,136,904

			23,324,585

DIVERSIFIED	3.8%
CapitaLand Integrated Commercial Trust (Singapore)		1,078,484	1,778,943
Charter Hall Group (Australia)		153,986	1,700,138
Fastighets AB Balder, Class B (Sweden)(a)		214,159	1,881,405
Goodman Group (Australia)		279,084	7,137,027
Ingenia Communities Group (Australia)		533,475	1,855,155
Japan Metropolitan Fund Invest (Japan)		1,864	1,252,826
KDX Realty Investment Corp. (Japan)		1,974	2,076,666
Land Securities Group PLC (United Kingdom)		121,283	1,055,592
Link REIT (Hong Kong)		165,100	833,586
LondonMetric Property PLC (United Kingdom)		288,491	789,910
Merlin Properties Socimi SA (Spain)		70,058	886,690
Mitsubishi Estate Co. Ltd. (Japan)		53,100	834,415
Mitsui Fudosan Co. Ltd. (Japan)		422,600	3,934,171
Nomura Real Estate Master Fund, Inc. (Japan)		1,567	1,558,005
Stockland (Australia)		836,644	3,030,889
Sumitomo Realty & Development Co. Ltd. (Japan)		88,000	2,942,620
Sun Hung Kai Properties Ltd. (Hong Kong)		194,000	2,134,940
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		411,000	1,453,913

			37,136,891

HEALTH CARE	3.0%
Aedifica SA (Belgium)		19,375	1,356,581
Healthcare Realty Trust, Inc., Class A		199,319	3,617,640
Omega Healthcare Investors, Inc.		54,062	2,200,324
PACS Group, Inc.(a)		24,165	965,875
Parkway Life Real Estate Investment Trust (Singapore)		576,800	1,884,894
Welltower, Inc.		150,611	19,282,726

			29,308,040

		Shares	Value

HOTEL	0.9%
Caesars Entertainment, Inc.(a)		101,903	$4,253,431
Host Hotels & Resorts, Inc.		186,413	3,280,869
Invincible Investment Corp. (Japan)		1,777	767,798
Japan Hotel REIT Investment Corp. (Japan)		1,828	909,389

			9,211,487

INDUSTRIALS	3.1%
ARGAN SA (France)		11,969	981,926
Catena AB (Sweden)		20,216	1,154,535
Dream Industrial Real Estate Investment Trust (Canada)		463,824	4,952,212
GLP J-Reit (Japan)		1,977	1,825,346
Lineage, Inc.		12,302	964,231
Mitsui Fudosan Logistics Park, Inc. (Japan)		541	1,597,874
Prologis, Inc.		115,509	14,586,477
Segro PLC (United Kingdom)		137,643	1,608,351
Tritax Big Box REIT PLC (United Kingdom)		911,835	1,939,553
VGP NV (Belgium)		9,707	994,091

			30,604,596

OFFICE	0.4%
Derwent London PLC (United Kingdom)		26,429	848,729
Fabege AB (Sweden)		112,252	1,111,926
Gecina SA (France)		12,660	1,457,161

			3,417,816

RESIDENTIAL	4.0%
Advance Residence Investment Corp. (Japan)		301	704,724
AvalonBay Communities, Inc.		10,471	2,358,593
Canadian Apartment Properties REIT (Canada)		46,812	1,903,355
Equity LifeStyle Properties, Inc.		26,626	1,899,499
Essex Property Trust, Inc.		8,843	2,612,399
Grainger PLC (United Kingdom)		283,739	931,292
Invitation Homes, Inc.		229,217	8,082,191
LEG Immobilien SE (Germany)		23,220	2,423,962
Nippon Accommodations Fund, Inc. (Japan)		122	541,562
Sun Communities, Inc.		43,305	5,852,671
UDR, Inc.		154,949	7,025,388
UNITE Group PLC (United Kingdom)		69,616	874,887
Vonovia SE (Germany)		111,849	4,075,037

			39,285,560

RETAIL	2.6%
Frasers Centrepoint Trust (Singapore)		628,200	1,124,186
Kimco Realty Corp.		163,516	3,796,841
Klepierre SA (France)		74,782	2,450,690
Realty Income Corp.		109,279	6,930,474
Simon Property Group, Inc.		55,484	9,377,906
Unibail-Rodamco-Westfield (France)		20,965	1,834,302

			25,514,399

		Shares	Value

SELF STORAGE	1.7%
Big Yellow Group PLC (United Kingdom)		86,738	$1,470,428
Extra Space Storage, Inc.		28,232	5,087,124
Public Storage		21,849	7,950,196
Safestore Holdings PLC (United Kingdom)		140,963	1,690,491

			16,198,239

SPECIALTY	1.4%
Galaxy Entertainment Group Ltd. (Hong Kong)		133,000	668,092
Iron Mountain, Inc.		57,901	6,880,376
VICI Properties, Inc., Class A		180,599	6,015,753

			13,564,221

TIMBER	0.1%
Weyerhaeuser Co.		29,555	1,000,732

TOTAL REAL ESTATE			228,566,566

TOLL ROADS	1.1%
Vinci SA (France)		91,101	10,642,877

TOTAL COMMON STOCK (Identified cost—$476,412,155)			575,235,709

EXCHANGE-TRADED FUNDS	6.1%
CORPORATE BONDS	0.5%
SPDR Portfolio Short Term Corporate Bond ETF		154,978	4,692,734

GOLD	5.6%
iShares Gold Trust(a)		332,092	16,504,972
SPDR Gold MiniShares Trust(a)		738,683	38,507,545

			55,012,517

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$46,317,792)			59,705,251

PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
UTILITIES
Algonquin Power & Utilities Corp., 9.603% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(d)		10,000	259,900

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$252,100)			259,900

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	4.0%
BANKING	0.9%
Bank of America Corp., 6.50% to 10/23/24, Series Z(e)(f)		525,000	525,138

		Principal Amount*	Value

Charles Schwab Corp., 5.375% to 6/1/25, Series G(e)(f)		280,000	$280,231
Citigroup, Inc., 6.25% to 8/15/26, Series T(e)(f)		1,200,000	1,221,275
Corestates Capital III, 5.95% (3 Month USD Term SOFR + 0.832%), due 2/15/27 (TruPS)(b)(d)		1,000,000	985,957
Truist Financial Corp., 5.858% (3 Month USD Term SOFR + 0.912%), due 3/15/28 (TruPS)(d)		550,000	528,487
Truist Financial Corp., 6.05% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A (TruPS)(d)		600,000	592,710
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(e)(f)(g)(h)		1,000,000	983,363
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(e)(f)(g)(h)		600,000	602,709
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(e)(f)(g)(h)		900,000	902,687
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e)(f)		1,875,000	1,885,269

			8,507,826

ENERGY	0.2%
BP Capital Markets PLC, 4.375% to 6/22/25(e)(f)		1,765,000	1,752,386

INSURANCE	1.7%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(e)(h)		981,000	996,753
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(e)(h)		1,000,000	1,002,583
AXA SA, 5.125% to 1/17/27, due 1/17/47, Series EMTN (France)(e)(h)		2,500,000	2,520,206
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24 (Japan)(b)(e)(f)		7,267,000	7,266,769
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(e)		500,000	501,602
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(e)		3,200,000	3,199,426
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(b)(e)(f)		1,500,000	1,495,385

			16,982,724

OIL & GAS	0.3%
TransCanada PipeLines Ltd., 1.00%, due 10/12/24 (Canada)		3,229,000	3,223,718

PIPELINES	0.1%
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		650,000	646,968

REAL ESTATE	0.1%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(e)		700,000	696,082

TELECOMMUNICATIONS	0.2%
Vodafone Group PLC, 6.25% to 10/2/24, due 10/3/78 (United Kingdom)(e)(h)		2,000,000	2,000,000

UTILITIES	0.5%
American Electric Power Co., Inc., 5.699%, due 8/15/25		1,800,000	1,814,710
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		1,470,000	1,483,994
Sempra, 4.875% to 10/15/25(e)(f)		1,705,000	1,690,962

			4,989,666

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$38,186,924)			38,799,370

CORPORATE BONDS	7.7%
ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,275,517

		Principal Amount*	Value

HEALTH CARE	0.2%
Bristol-Myers Squibb Co., 4.90%, due 2/22/27		1,475,000	$1,506,841

INDUSTRIALS	0.1%
John Deere Capital Corp., 4.20%, due 7/15/27		945,000	953,004

PIPELINES	0.2%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(b)		1,669,000	1,682,186
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)(b)		280,000	280,853

			1,963,039

REAL ESTATE	3.9%
American Homes 4 Rent LP, 4.25%, due 2/15/28		900,000	892,721
American Tower Corp., 2.95%, due 1/15/25		3,150,000	3,129,170
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,217,034
AvalonBay Communities, Inc., 2.95%, due 5/11/26, Series GMTN		1,275,000	1,250,489
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	152,148
CubeSmart LP, 3.125%, due 9/1/26		290,000	282,989
Equinix, Inc., 1.25%, due 7/15/25		500,000	486,221
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	1,051,309
Essex Portfolio LP, 3.375%, due 4/15/26		1,504,000	1,480,416
Essex Portfolio LP, 3.50%, due 4/1/25		1,500,000	1,489,774
Federal Realty OP LP, 3.25%, due 7/15/27		1,780,000	1,725,905
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		2,650,000	2,630,083
Kilroy Realty LP, 3.45%, due 12/15/24		2,250,000	2,237,953
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,523,565
Kimco Realty OP LLC, 3.85%, due 6/1/25		150,000	148,656
Kite Realty Group Trust, 4.00%, due 3/15/25		2,137,000	2,125,713
Realty Income Corp., 0.75%, due 3/15/26		500,000	474,279
Realty Income Corp., 3.20%, due 1/15/27		587,000	574,123
Realty Income Corp., 4.625%, due 11/1/25		800,000	802,331
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,161,521
Regency Centers LP, 3.90%, due 11/1/25		338,000	334,686
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, due 2/12/25 (Australia)(b)		4,530,000	4,502,492
Simon Property Group LP, 3.375%, due 10/1/24		6,318,000	6,318,000
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)		1,525,000	1,552,539
WP Carey, Inc., 4.00%, due 2/1/25		626,000	623,094

			38,167,211

RETAIL & WHOLESALE—DISCRETIONARY	0.2%
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,257,580

TELECOMMUNICATIONS	0.6%
AT&T, Inc., 4.25%, due 3/1/27		374,000	375,175
T-Mobile USA, Inc., 2.25%, due 2/15/26		750,000	729,770
T-Mobile USA, Inc., 3.50%, due 4/15/25		1,640,000	1,628,598
T-Mobile USA, Inc., 3.75%, due 4/15/27		1,750,000	1,729,259
T-Mobile USA, Inc., 4.75%, due 2/1/28		1,250,000	1,252,195

			5,714,997

UTILITIES	2.4%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	1,761,822
DTE Energy Co., 4.22%, due 11/1/24		1,535,000	1,533,677

		Principal Amount*	Value

DTE Energy Co., 4.95%, due 7/1/27		910,000	$925,546
DTE Energy Co., 2.529%, due 10/1/24, Series C		2,817,000	2,817,000
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,427,919
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(b)		1,250,000	1,244,864
Enel Finance International NV, 6.80%, due 10/14/25 (Italy)(b)		800,000	819,537
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		1,625,000	1,641,954
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		1,000,000	1,004,327
Sempra, 3.30%, due 4/1/25		5,850,000	5,800,527
Southern California Edison Co., 4.20%, due 6/1/25, Series C		1,120,000	1,115,713
Southern Power Co., 0.90%, due 1/15/26		750,000	717,736
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,491,826
WEC Energy Group, Inc., 5.60%, due 9/12/26		960,000	984,765

			23,287,213

TOTAL CORPORATE BONDS (Identified cost—$74,568,065)			75,125,402

		Shares
SHORT-TERM INVESTMENTS	21.4%
MONEY MARKET FUNDS	1.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(i)		18,169,126	18,169,126
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(i)		825,484	825,484

			18,994,610

		Principal Amount*
U.S. TREASURY BILLS	16.1%
U.S. Treasury Bills, 5.225%, due 10/22/24(j)(k)		5,000,000	4,985,105
U.S. Treasury Bills, 5.225%, due 10/22/24(j)(k)		1,300,000	1,296,128
U.S. Treasury Bills, 5.268%, due 10/22/24(j)(k)		6,549,000	6,529,383
U.S. Treasury Bills, 5.309%, due 10/22/24(j)(k)		18,000,000	17,945,715
U.S. Treasury Bills, 5.343%, due 10/22/24(j)(k)		5,000,000	4,984,850
U.S. Treasury Bills, 5.370%, due 10/22/24(j)(k)		10,500,000	10,468,089
U.S. Treasury Bills, 4.857%, due 11/19/24(j)		27,904,300	27,723,845
U.S. Treasury Bills, 4.861%, due 11/19/24(j)		24,646,700	24,487,185
U.S. Treasury Bills, 4.849%, due 12/19/24(j)(k)		22,522,000	22,299,595
U.S. Treasury Bills, 5.203%, due 12/19/24(j)(k)		3,000,000	2,970,375
U.S. Treasury Bills, 5.350%, due 12/19/24(j)(k)		26,500,000	26,238,312
U.S. Treasury Bills, 4.519%, due 1/23/25(j)		7,700,000	7,592,500

			157,521,082

U.S. TREASURY NOTES	3.4%
U.S. Treasury Floating Rate Notes, 4.733% (3 Month Treasury Money Market Yield + 0.140%), due 10/31/24(d)		32,870,000	32,862,104

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$209,336,242)			209,377,796

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$845,073,278)	98.0%		958,503,428
WRITTEN OPTION CONTRACTS (Premiums received—$6,082)	(0.0)		(5,640)
OTHER ASSETS IN EXCESS OF LIABILITIES(l)	2.0		19,502,555

NET ASSETS	100.0%		$978,000,343

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Received	Value

Call—Quanta Services, Inc.	$330.00	11/15/24	(12)	$(357,780)	$(6,082)	$(5,640)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $42,457,975 which represents 4.3% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $159,888 in aggregate has been pledged as collateral.
(d)	Variable rate. Rate shown is in effect at September 30, 2024.
(e)	Security converts to floating rate after the indicated fixed–rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,488,759 or 0.3% of the net assets of the Fund.

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $9,008,301 which represents 0.9% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven–day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $18,988,479 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2024.
(m)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	319	November 18, 2024	$19,489,949	$20,747,840	$1,257,891
Aluminum HG LME	158	December 16, 2024	9,892,274	10,321,863	429,589
Aluminum HG LME	324	January 13, 2025	20,097,257	21,176,154	1,078,897
Brent Crude Oil(a)	220	January 31, 2025	15,408,999	15,659,600	250,601
Coffee C	99	March 19, 2025	9,226,764	9,947,644	720,880
Copper	125	March 27, 2025	13,190,090	14,293,750	1,103,660
Corn	555	March 14, 2025	11,836,487	12,244,687	408,200

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Cotton No.2	89	March 7, 2025	$3,159,501	$3,353,520	$194,019
Gasoline RBOB	56	December 31, 2024	4,886,867	4,462,449	(424,418)
Gold 100 oz	158	February 26, 2025	40,913,237	42,364,540	1,451,303
KC HRW Wheat	131	March 14, 2025	3,929,463	3,918,538	(10,925)
Lead LME	38	November 18, 2024	2,088,058	1,975,306	(112,752)
Lead LME	36	December 16, 2024	1,914,992	1,882,710	(32,282)
Lead LME	39	January 13, 2025	1,976,629	2,052,804	76,175
Lean Hogs(a)	145	February 14, 2025	4,370,122	4,487,750	117,628
Live Cattle	115	February 28, 2025	8,234,024	8,549,100	315,076
Low Sulphur Gasoil	82	January 10, 2025	5,882,622	5,383,300	(499,322)
Natural Gas	171	October 29, 2024	4,703,828	4,998,330	294,502
Natural Gas	516	December 27, 2024	18,457,887	18,586,320	128,433
Nickel LME	60	November 18, 2024	6,469,520	6,269,573	(199,947)
Nickel LME	60	January 13, 2025	5,942,695	6,325,124	382,429
NY Harbor ULSD	46	December 31, 2024	4,618,272	4,195,531	(422,741)
Silver	85	March 27, 2025	12,736,216	13,533,275	797,059
Soybean	214	January 14, 2025	10,924,857	11,505,175	580,318
Soybean Meal	217	January 14, 2025	6,815,104	7,419,230	604,126
Soybean Oil	266	January 14, 2025	6,520,202	6,913,872	393,670
Sugar #11 (World)	269	February 28, 2025	6,058,684	6,769,762	711,078
Wheat	207	March 14, 2025	6,193,478	6,253,987	60,509
WTI Crude Oil	227	December 19, 2024	16,684,746	15,322,500	(1,362,246)
Zinc LME	174	November 18, 2024	11,605,404	13,411,093	1,805,689
Zinc LME	86	December 16, 2024	6,292,790	6,649,284	356,494
Zinc LME	90	January 13, 2025	6,115,357	6,973,425	858,068

			$306,636,375	$317,948,036	$11,311,661

SHORT FUTURES OUTSTANDING
Aluminum HG LME	319	November 18, 2024	$(19,118,613)	$(20,747,840)	$(1,629,227)
Aluminum HG LME	158	December 16, 2024	(10,341,708)	(10,321,864)	19,844
Aluminum HG LME	160	January 13, 2025	(11,019,118)	(10,457,360)	561,758
Lead LME	38	November 18, 2024	(1,911,942)	(1,975,306)	(63,364)
Lead LME	36	December 16, 2024	(2,028,916)	(1,882,710)	146,206
Lead LME	3	January 13, 2025	(156,728)	(157,908)	(1,180)
Nickel LME	60	November 18, 2024	(5,868,142)	(6,269,573)	(401,431)
Nickel LME	1	January 13, 2025	(102,693)	(105,419)	(2,726)
Zinc LME	174	November 18, 2024	(12,189,114)	(13,411,093)	(1,221,979)
Zinc LME	86	December 16, 2024	(6,725,761)	(6,649,284)	76,477
Zinc LME	1	January 13, 2025	(68,519)	(77,483)	(8,964)

			$(69,531,254)	$(72,055,840)	$(2,524,586)

(a)	These futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Country Summary	% of Net Assets
United States	47.0
Canada	7.2
Australia	3.5
Japan	3.4
United Kingdom	2.9
France	2.6
Germany	1.2
Hong Kong	1.1
Spain	1.0
Brazil	0.8
Italy	0.7
Singapore	0.7
Norway	0.6
India	0.6
South Africa	0.5
Switzerland	0.5
Other (includes short-term investments)	25.7

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$575,235,709	$—	$—	$575,235,709
Exchange-Traded Funds	59,705,251	—	—	59,705,251
Preferred Securities—Exchange-Traded	259,900	—	—	259,900
Preferred Securities—Over-the-Counter	—	38,799,370	—	38,799,370
Corporate Bonds	—	75,125,402	—	75,125,402
Short-Term Investments	—	209,377,796	—	209,377,796

Total Investments in Securities(a)	$635,200,860	$323,302,568	$—	$958,503,428

Futures Contracts	$15,180,579	$—	$—	$15,180,579

Total Derivative Assets(a)	$15,180,579	$—	$—	$15,180,579

Futures Contracts	$(6,393,504)	$—	$—	$(6,393,504)
Written Option Contracts	(5,640)	—	—	(5,640)

Total Derivative Liabilities(a)	$(6,399,144)	$—	$—	$(6,399,144)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the monthly average volume of the Fund’s option contracts and futures contracts activity for the nine months ended September 30, 2024:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)(b)	$3,330,994	$402,150

Futures Contracts(b)
Average Notional Amount—Long	$320,277,948
Average Notional Amount—Short	94,997,157

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts and futures contracts outstanding at month end. For the period, this represents one month for purchased option contracts, five months for written option contracts and nine months for futures contracts.